Commitments and Contingencies - Commitments and Obligations (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended
	May 24, 2012	Dec. 31, 2013
Other Commitments [Line Items]
Future commitments for drilling contracts		$ 4,729
Delivery contract, term	5 years
Future minimum contractual obligation		$ 3,600
Maximum [Member]
Other Commitments [Line Items]
Maximum delivery obligation, barrels per day	8,000
One-time right to decrease contract quantity, percent	20.00%